(23) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
escrow deposit		R$ 22,264
Income Tax - IRRF	R$ 327,547
IRPJ (corporate income tax)		156,240	R$ 73,058	R$ 482,734
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Deductibility for income tax expense recognized		1,478,266
escrow deposit		R$ 248,725